CAPITALIZED SOFTWARE	12 Months Ended
Dec. 31, 2021
Freight App Inc [Member]
CAPITALIZED SOFTWARE

NOTE 6 – CAPITALIZED SOFTWARE

Capitalized software consists of the following at:

	December 31, 2021	December 31, 2020
Capitalized software	$2,548,817	$2,338,367
Accumulated amortization	(2,203,548)	(1,918,479)
Net carrying amount	345,269	419,888
Capitalized software in-process	245,733	-
Capitalized software, net	$591,002	$419,888

Amortization expense for the years ended December 31, 2021 and 2020 was $285,069 and $515,985, respectively.

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 6 – CAPITALIZED SOFTWARE (CONTINUED)

Estimated amortization for capitalized software for future periods is as follows:

Year Ended December 31,
2022	$203,191
2023	103,964
2024	38,114
$345,269